UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   2715 M Street, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 333-2607
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            October 15, 2003
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      62
                                           ------------

Form 13F Information Table Value Total:      $67,971
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     511     12000  SH         SOLE                   12000
                                                          340      8000  SH         OTHER                                   8000
Advent Software                  COM        007974108    1447     90000  SH         SOLE                   71000           19000
                                                           47      2900  SH         OTHER                                   2900
American International Group     COM        026874107    3029     52500  SH         SOLE                   40500           12000
                                                          133      2300  SH         OTHER                                   2300
BP Amoco PLC                     COM        055622104      67      1586  SH         SOLE                    1586
                                                          225      5348  SH         OTHER                                   5348
Bank of New York                 COM        064057102     646     22200  SH         SOLE                   22200
                                                           12       400  SH         OTHER                                    400
Berkshire Hathaway Inc. Class    COM        084670207     105        42  SH         SOLE                      42
                                                          105        42  SH         OTHER                                     42
Bristol Myers Co.                COM        110122108     418     16306  SH         SOLE                    7600            8706
                                                           51      2000  SH         OTHER                                   2000
Chiron                           COM        170040109    1382     26667  SH         SOLE                   26667
Cisco Systems                    COM        17275R102    4803    245180  SH         SOLE                  202800           42380
Citigroup, Inc.                  COM        172967101    1639     36011  SH         SOLE                   36011
Exxon Mobil                      COM        30231G102     774     21140  SH         SOLE                    8940           12200
                                                          508     13888  SH         OTHER                                  13888
General Electric Co.             COM        369604103    2023     67857  SH         SOLE                   61822            6035
                                                          588     19728  SH         OTHER                                  19728
Hewlett Packard                  COM        428236103     507     26200  SH         SOLE                   16400            9800
IBM                              COM        459200101     398      4504  SH         SOLE                     652            3852
                                                           94      1064  SH         OTHER                                   1064
ING Groep NV                     COM        456837103    1780     96200  SH         SOLE                   75700           20500
                                                           11       600  SH         OTHER                                    600
Intel Corp.                      COM        458140100    4045    147000  SH         SOLE                  109700           37300
                                                          151      5500  SH         OTHER                                   5500
JP Morgan Chase                  COM        46625H100    1514     44100  SH         SOLE                   31500           12600
                                                           10       300  SH         OTHER                                    300
Johnson & Johnson                COM        478160104    3892     78592  SH         SOLE                   58800           19792
KLA Tencor Corp.                 COM        482480100     557     10800  SH         SOLE                    6200            4600
                                                           15       300  SH         OTHER                                    300
Medco Health Solutions, Inc.     COM        58405U102     190      7337  SH         SOLE                    5810            1527
                                                           19       723  SH         OTHER                                    723
Merck & Co., Inc.                COM        589331107    3083     60897  SH         SOLE                   48215           12682
                                                          304      6000  SH         OTHER                                   6000
Microsoft Corp.                  COM        594918104    3230    116200  SH         SOLE                   99000           17200
                                                          267      9600  SH         OTHER                                   9600
Motorola, Inc.                   COM        620076109    1634    136740  SH         SOLE                  105040           31700
                                                           12      1000  SH         OTHER                                   1000
National City Corp.              COM        635405103    3287    111568  SH         SOLE                   82200           29368
                                                          230      7800  SH         OTHER                                   7800
PepsiCo Inc.                     COM        713448108    2195     47900  SH         SOLE                   47900
Plum Creek Timber                COM        729251108    1211     47600  SH         SOLE                   33600           14000
                                                           13       500  SH         OTHER                                    500
Procter & Gamble Company         COM        742718109     223      2400  SH         SOLE                    2400
Progressive Corp.-Ohio           COM        743315103    3701     53553  SH         SOLE                   37953           15600
                                                          339      4900  SH         OTHER                                   4900
Royal Dutch Petroleum            COM        780257804    1101     24900  SH         SOLE                   17600            7300
                                                            9       200  SH         OTHER                                    200
Stryker Corp.                    COM        863667101   10724    142402  SH         SOLE                  110472           31930
                                                          452      6000  SH         OTHER                                   6000
Sun Microsystems                 COM        866810104      40     12000  SH         OTHER                                  12000
Timken Co.                       COM        887389104    1189     78000  SH         SOLE                   61200           16800
                                                           34      2200  SH         OTHER                                   2200
Washington Post 'B'              COM        939640108     665      1000  SH         SOLE                    1000
Wilmington Trust Corp.           COM        971807102     492     16000  SH         SOLE                   16000
                                                           12       400  SH         OTHER                                    400
Wyeth                            COM        983024100     447      9700  SH         SOLE                                    9700
                                                          290      6300  SH         OTHER                                   6300
BBVA Privanza, Cap. B            PFD        05529T206     752     28000  SH         SOLE                   28000